AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 2022

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 122	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123	☒

TIDAL ETF TRUST

(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2

Massapequa, New York 11758

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 15, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 72 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 28, 2021, and pursuant to Rule 485(a)(2) would have become effective on December 12, 2021.

Post-Effective Amendment No. 76 was filed on December 10, 2021, and pursuant to Rule 485(b)(1)(iii) would have become effective on January 11, 2022.

Post-Effective Amendment No. 84 was filed on January 11, 2022, and pursuant to Rule 485(b)(1)(iii) would have become effective on February 10, 2022.

Post-Effective Amendment No. 88 was filed on February 10, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on March 1, 2022.

Post-Effective Amendment No. 91 was filed on February 28, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on March 22, 2022.

Post-Effective Amendment No. 93 was filed on March 21, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on April 15, 2022.

Post-Effective Amendment No. 104 was filed on April 12, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on April 22, 2022.

Post-Effective Amendment No. 107 was filed on April 21, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on April 29, 2022.

Post-Effective Amendment No. 109 was filed on April 28, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on May 20, 2022.

Post-Effective Amendment No. 115 was filed on May 19, 2022 and pursuant to Rule 485(b)(1)(iii) would have become effective on June 19, 2022.

This Post-Effective Amendment No. 122 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 15, 2022, as the new date upon which the Amendment, with respect to the Elevate Shares Inverse Daily Blockchain ETF (Series ID S000074675) only, shall become effective.

This Post-Effective Amendment No. 122 incorporates by reference the information contained in Parts A, B, and C of the Amendment with respect to only the Elevate Shares Inverse Daily Blockchain ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on June 15, 2022.

Tidal ETF Trust

By: /s/ Eric W. Falkeis

Eric W. Falkeis

President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 122 to its Registration Statement has been signed below by the following persons in the capacities indicated on June 15, 2022.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*Dusko Culafic	Trustee
Dusko Culafic

*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney filed previously.